Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit	$ 14,257		$ 12,169	$ 8,188
Adjustments required to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	8,597		8,296	7,662
Goodwill impairment				20
Change in deferred taxes	(1,795)		(409)	(127)
Stock based compensation	6,158		7,363	8,482
Loss from disposal of fixed assets and intangible assets	484		397	739
Decrease (increase) in accounts receivable - trade	977		(4,544)	560
Decrease (increase) in other accounts receivable - other	1,252		(968)	(488)
Decrease (increase) in other current assets	(1,316)		212	(23)
Decrease (increase) in advances to suppliers	(142)		(766)	93
Decrease (increase) in inventories	(299)		(3,145)	2,331
Increase (decrease) in accounts payable	(691)		1,433	3,389
Increase (decrease) in deferred revenue	408		(267)	554
Other	(62)		158	304
Net cash provided by operating activities	27,828		19,929	31,684
Cash flows from investing activities:
Purchase of fixed assets and intangible assets	(7,005)		(10,551)	(5,056)
Other long term assets	(538)		(39)	(6)
Acquisition of businesses, net of cash acquired	(6,000)	[1]		(34,709)	[1]
Change in short term deposits, net	4,968		(20,176)	(26,830)
Proceeds from sales and maturity of marketable securities	13,343		11,141	25,167
Investments in marketable securities	(24,827)		(16,910)	(5,953)
Net cash used in investing activities	(20,059)		(36,535)	(47,387)
Cash flows from financing activities:
Principal payments on capital lease obligation	(129)		(168)	(143)
Proceeds from the issuance of Ordinary Shares	4,115		6,585	4,219
Purchase of shares from a non-controlling shareholder in a subsidiary	(658)			(403)
Net cash provided by financing activities	3,328		6,417	3,673
Effect of exchange rate changes on cash and cash equivalents	60		(145)	191
Increase (decrease) in cash and cash equivalents	11,157		(10,334)	(11,839)
Cash and cash equivalents at beginning of year	24,285		34,619	46,458
Cash and cash equivalents at end of year	35,442		24,285	34,619
Supplementary cash flow information:
Income taxes paid	$ 2,883		$ 2,179	$ 234

[1]	Acquisition of businesses, net of cash acquired: Year ended Year ended Year ended December 31, December 31, December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ (595) $ - $ (3,165) Deposits - - (65) Fixed assets, net (183) - (533) Intangible assets (including Goodwill) (6,260) - (37,714) Deferred tax liabilities - - 6,759 Other long-term liabilities 1,038 - 9 $ (6,000) $ - $ (34,709)